Supplement dated May 11, 2018, to the
Prospectus for your Variable Annuity
Issued by

ALLSTATE LIFE INSURANCE COMPANY

The Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)
The Allstate Variable Annuities (Allstate Variable Annuity, Allstate Variable Annuity – L Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity 3

This supplement amends certain disclosure contained in the prospectus for your Variable Annuity contract issued by Allstate Life Insurance Company. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.

In the section of the Prospectus captioned “Investment Alternatives: The Variable Sub-Accounts” the Investment Objectives are replaced with the following:

The Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)

Portfolio:	Investment Objective:	Investment Advisor:
Invesco V. I. American Franchise Fund – Series II	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund – Series I(4)	Provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. American Value Fund – Series II(4)	Provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund – Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Equity and Income Portfolio – Series II	Both capital appreciation and current income.
Invesco V.I. Growth and Income Fund – Series II	Long-term growth of capital and income
Invesco V.I. Mid Cap Growth Fund – Series II(3)	Seeks capital growth

(3)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Portfolio – Series II no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)
The Variable Sub-Accounts that invest in the VIF Growth Portfolio, Class II and the Invesco V.I. American Value Fund – Series II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the VIF Growth Portfolio, Class I and the Invesco V.I. American Value Fund – Series I Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value Fund – Series II.

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The Allstate Variable Annuities (Allstate Variable Annuity, Allstate Variable Annuity – L Share)

Portfolio:	Investment Objective:	Investment Advisor:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series II	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund – Series II	Provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund – Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Core Equity Fund – Series II (3)(13)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income Portfolio, Series II (2)	Both capital appreciation and current income.
Invesco V.I. Global Core Equity Fund – Series II	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. Growth and Income Fund – Series II	Long-term growth of capital and income
Invesco V.I. High Yield Fund – Series II (2)	Total return comprised of current income and capital appreciation
Invesco V.I. International Growth Fund – Series II	Long-term growth of capital
Invesco V.I. Mid Cap Core Equity Fund – Series II (2), (9)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund – Series II	Seeks capital growth
Invesco V.I. S&P 500 Index Fund – Series II	To provide investment results that, before expenses, correspond to the total return (i.e. the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.
Invesco V.I. Value Opportunities Fund – Series II (2)(5)	Long-term growth of capital

(2)
Effective May 1, 2005, the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Capital Appreciation – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V.I. High Yield Fund, Series II, Invesco V.I. Equity and Income Portfolio, Series II, the VIF Global Infrastructure – Class Y Sub-Account, and the VIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

(9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

(13) Effective December 23, 2016, the Invesco V.I. Core Equity Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

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Morgan Stanley Variable Annuity II

Portfolio:	Investment Objective:	Investment Advisor:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund – Series I	Provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund – Series I	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Core Equity Fund – Series I(6)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series I	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income Fund – Series I	Both capital appreciation and current income.
Invesco V.I. Global Core Equity Fund – Series I(1)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. High Yield Fund – Series I	Total return comprised of current income and capital appreciation
Invesco V.I. Mid Cap Core Equity Fund – Series I(4)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund – Series II	Seeks capital growth
Invesco V.I. S&P 500 Index Fund – Series I	To provide investment results that, before expenses, correspond to the total return (i.e. the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.

(1)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series I Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

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Morgan Stanley Variable Annuity 3

Portfolio:	Investment Objective:	Investment Advisor:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund – Series II	Seek capital growth
Invesco V.I. American Value Fund – Series I	Provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund – Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Core Equity Fund – Series I(7)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income Portfolio – Series II	Both capital appreciation and current income.
Invesco V.I. Global Core Equity Fund – Series II(3)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. High Yield Fund – Series II	Total return comprised of current income and capital appreciation
Invesco V.I. Mid Cap Core Equity Fund – Series I(4)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund – Series II	Seeks capital growth
Invesco V.I. S&P 500 Index Fund – Series II	To provide investment results that, before expenses, correspond to the total return (i.e. the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.

(3)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series II Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

If you have any questions, please contact your financial representative or our Variable Annuities Service Center at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.

Please keep this supplement for future reference together with your prospectus. No other action is required of you.

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